Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Schedule of financial disbursements of contractual commitments
As of December 31, 2021, the Company had contractually assumed the commitment to acquire 131 aircraft, 86 directly from manufacturers and 45 from lessors (132 as of December 31, 2020, 94 directly from manufacturers and 38 from lessors). The amounts shown below are discounted to present value using the weighted discount rate of leasing transactions and do not necessarily characterize a cash outflow as the Company evaluates the obtainment of financing to meet these commitments.

	December 31,
Description	2021	2020

2021	—	1,941,843
2022	1,332,170	855,247
2023	1,048,452	565,661
2024	2,354,729	1,533,423
2025	2,116,390	1,351,477
2026	2,325,528	1,633,289
After 2026	3,454,271	2,292,894
	12,631,540	10,173,834